Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit before income taxes	$ 233,970,999	$ 426,163,219	$ 381,621,095
Adjustments:
Depreciation	967,263	753,034	974,291
Right-of-use depreciation	757,374	662,992	603,782
Gain on revaluation of investment properties	(52,075,064)	(270,747,661)	(243,459,821)
Unrealized effect of foreign exchange rates	(8,306,287)	(2,322,932)	(1,048,369)
Interest income	(5,272,660)	(15,185,565)	(9,414,027)
Interest expense	53,099,773	41,939,489	44,335,420
Amortization of debt issuance costs	3,127,179	2,321,901	1,971,555
Share of results of associates	(11,538)	0	0
Expense recognized in respect of share-based payments	12,732,988	8,982,488	8,001,830
(Gain) loss on sale and disposal of investment properties	9,945	(2,617,233)	461,600
Employee benefits and pension costs	1,422,453	720,635	1,171,510
Income tax benefit from equity issuance costs	0	0	8,307,906
Working capital adjustments:
Operating lease receivables – Net	(4,088,859)	5,419,812	(2,410,637)
Recoverable taxes	5,293,530	(18,967,824)	(3,776,348)
Security deposits paid and others	18,767	457,961	(1,138,296)
Prepaid expenses and other current assets	(2,021,712)	19,179,847	4,008,959
Accounts payable	(787,488)	(8,512,107)	3,258
Accrued expenses and taxes	642,912	(441,625)	1,924,362
Security deposits received	2,618,955	1,728,422	7,347,839
Interest received	5,272,660	15,185,565	9,414,027
Income taxes paid	(40,119,390)	(75,011,590)	(64,103,701)
Net cash from operating activities	207,251,800	129,708,828	144,796,235
Cash flows from investing activities:
Purchases of investment properties	(336,934,128)	(231,137,856)	(263,051,665)
Sale of investment properties	5,500,000	5,070,000	42,057,500
Purchases of office furniture and vehicles	(837,371)	(597,329)	(2,078,300)
Investment in associates	(3,521,881)	0	0
Net cash used in investing activities	(335,793,380)	(226,665,185)	(223,072,465)
Cash flows from financing activities:
Interest paid	(45,884,170)	(42,087,710)	(45,034,414)
Loans obtained	650,000,000	0	0
Loans paid	(213,594,745)	(69,613,005)	(16,789,756)
Costs of debt issuance	(5,350,706)	(5,563,162)	0
Dividends paid	(68,325,102)	(63,670,176)	(59,509,926)
Repurchase of treasury shares	(36,415,845)	(44,165,790)	0
Equity issuance proceeds	0	0	594,375,000
Equity issuance costs paid	0	0	(27,693,021)
Payment of lease liabilities	(834,281)	(790,811)	(606,279)
Net cash (used in) from financing activities	279,595,151	(225,890,654)	444,741,604
Effects of exchange rate changes on cash	1,726,818	5,801,769	(4,446,323)
Net (decrease) increase in cash, cash equivalents and restricted cash	152,780,389	(317,045,242)	362,019,051
Cash, cash equivalents and restricted cash at the beginning of year	184,856,206	501,901,448	139,882,397
Cash, cash equivalents and restricted cash at the end of year - Note 5	$ 337,636,595	$ 184,856,206	$ 501,901,448